Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended					12 Months Ended			27 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Jan. 31, 2018	Nov. 30, 2017	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2021
Operating Leased Assets [Line Items]
Operating lease, term of contract			5 years		5 years
Operating leases expiration term	Jan. 07, 2023	Sep. 30, 2022		Nov. 30, 2020	Oct. 31, 2021	May 31, 2030
Annual rental expense	$ 100,000	$ 300,000		$ 800,000	$ 200,000	$ 2,400,000
Operating lease duration for free rent				1 month	1 month	8 months
Operating leases commenced term	Dec. 07, 2018
Proceeds from lines of credit						$ 3,000,000
Reduction of standby letter of credit amount percentage						25.00%
Rent expense						$ 2,400,000	$ 700,000	$ 200,000
Prepayments	$ 800,000					800,000	$ 0
Scenario, Forecast [Member]
Operating Leased Assets [Line Items]
Further payments									$ 10,100,000
Five Years Lease Term Terminates In January 2023 [Member]
Operating Leased Assets [Line Items]
Operating leases expiration term			Jan. 31, 2023
Annual rental expense			$ 800,000
Fremont Lease Agreement [Member]
Operating Leased Assets [Line Items]
Amortization of tenant improvements allowance						5,000,000
Escrow deposit	$ 10,000,000					10,000,000
Increase decrease in escrow deposit						$ 0